Loans and Allowance for credit Losses	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Loans and allowance for credit losses	Loans and allowance for credit losses:
Loans outstanding at December 31, 2020 and 2019, by class of financing receivable are as follows:

	December 31,	December 31,
	2020	2019
Commercial and industrial (1)	$1,346,122	$1,034,036
Construction	1,222,220	551,101
Residential real estate:
1-to-4 family mortgage	1,089,270	710,454
Residential line of credit	408,211	221,530
Multi-family mortgage	175,676	69,429
Commercial real estate:
Owner occupied	924,841	630,270
Non-owner occupied	1,598,979	920,744
Consumer and other	317,640	272,078
Gross loans	7,082,959	4,409,642
Less: Allowance for credit losses	(170,389)	(31,139)
Net loans	$6,912,570	$4,378,503
(1)Includes $212,645 of loans originated as part of the PPP at December 31, 2020, established by the CARES Act, in response to the COVID-19 pandemic. The PPP is administered by the SBA; loans originated as part of the PPP may be forgiven by the SBA under a set of defined rules. PPP loans are federally guaranteed as part of the CARES Act, provided PPP loan recipients receive loan forgiveness under the SBA regulations. As such, there is minimal credit risk associated with these loans.
As of December 31, 2020 and December 31, 2019, $1,248,857 and $412,966, respectively, of qualifying residential mortgage loans (including loans held for sale) and $1,532,749 and $545,540, respectively, of qualifying commercial mortgage loans were pledged to the Federal Home Loan Bank of Cincinnati securing advances against the Bank’s line of credit. Additionally, as of December 31, 2020 and December 31, 2019, $2,463,281 and $1,407,662, respectively, of qualifying loans were pledged to the Federal Reserve Bank under the Borrower-in-Custody program.
The components of amortized cost for loans on the consolidated balance sheet excludes accrued interest receivable as the Company elected to present accrued interest receivable separately on the balance sheet. As of December 31, 2020, total accrued interest receivable on loans was $38,316.
Allowance for Credit Losses
As of January 1, 2020, the Company’s policy for the allowance changed with the adoption of CECL. As permitted, the new guidance was implemented using a modified retrospective approach with the impact of the initial adoption being recorded through retained earnings at January 1, 2020, with no restatement of prior periods. Before January 1, 2020, the Company calculated the allowance on an incurred loss approach. As of January 1, 2020, the Company calculated an expected credit loss using a lifetime loss rate methodology. As a result of the difference in methodology between periods, disclosures presented below may not be comparative in nature.
The Company utilizes probability-weighted forecasts, which consider multiple macroeconomic variables from a third-party vendor that are applicable to the type of loan. Each of the Company's loss rate models incorporate forward-looking macroeconomic projections throughout the reasonable and supportable forecast period and the subsequent historical reversion at the macroeconomic variable input level. In order to estimate the life of a loan, the contractual term of the loan is adjusted for estimated prepayments based on market information and the Company’s prepayment history.
The Company's loss rate models estimate the lifetime loss rate for pools of loans by combining the calculated loss rate based on each variable within the model (including the macroeconomic variables). The lifetime loss rate for the pool is then multiplied by the loan balances to determine the expected credit losses on the pool.
The Company considers the need to qualitatively adjust its modeled quantitative expected credit loss estimate for information not already captured in the model loss estimation process. These qualitative factor adjustments may increase or decrease the Company’s estimate of expected credit losses. The Company reviews the qualitative adjustments so as to validate that information that has already been considered and included in the modeled quantitative loss estimation process is not also included in the qualitative adjustment. The Company considers the qualitative factors that are relevant to the institution as of the reporting date, which may include, but are not limited to: levels of and trends in delinquencies and performance of loans; levels of and trends in write-offs and recoveries collected; trends in volume and terms of loans;
effects of any changes in reasonable and supportable economic forecasts; effects of any changes in risk selection and underwriting standards; other changes in lending policies, procedures, and practices; experience, ability, and depth of lending management and expertise; available relevant information sources that contradict the Company’s own forecast; effects of changes in prepayment expectations or other factors affecting assessments of loan contractual terms; industry conditions; and effects of changes in credit concentrations.
The quantitative models require loan data and macroeconomic variables based on the inherent credit risks in each portfolio to more accurately measure the credit risks associated with each. Each of the quantitative models pools loans with similar risk characteristics and collectively assesses the lifetime loss rate for each pool to estimate its expected credit loss.
When a loan no longer shares similar risk characteristics with other loans in any given pool, the loan is individually assessed. The Company has determined the following circumstances in which a loan may require an individual evaluation: collateral dependent loans; loans for which foreclosure is probable; TDRs and reasonably expected TDRs. A loan is deemed collateral dependent when 1) the borrower is experiencing financial difficulty and 2) the repayment is expected to be primarily through sale or operation of the collateral. The allowance for credit losses for collateral dependent loans as well as loans where foreclosure is probable is calculated as the amount for which the loan’s amortized cost basis exceeds fair value. Fair value is determined based on appraisals performed by qualified appraisers and reviewed by qualified personnel. In cases where repayment is to be provided substantially through the sale of collateral, the Company reduces the fair value by the estimated costs to sell. Loans experiencing financial difficulty for which a concession has not yet been provided may be identified as reasonably expected TDRs.
Reasonably expected TDRs use the same methodology as TDRs. In cases where the expected credit loss can only be captured through a discounted cash flow analysis (such as an interest rate modification for a TDR loan), the allowance is measured by the amount which the loan’s amortized cost exceeds the discounted cash flow analysis. The allowance for credit losses on a TDR or a reasonably expected TDR is calculated individually using a discounted cash flow methodology, unless the loan is deemed to be collateral dependent or foreclosure is probable.
The Company’s acquisitions and changes in reasonable and supportable forecasts of macroeconomic variables, primarily due to the impact of the COVID-19 pandemic, resulted in projected credit deterioration requiring the Company to recognize significant increases in the provision for credit losses during the year ended December 31, 2020. Specifically, the Company performed additional qualitative evaluations by class of financing receivable in line with the Company's established qualitative framework, weighting the impact of the current economic outlook, status of federal government stimulus programs, and other considerations, in order to identify specific industries or borrowers seeing credit improvement or deterioration specific to the COVID-19 pandemic.
Loans acquired during the period from Franklin increased the allowance for credit losses by $77,653 as of the August 15, 2020 acquisition date and Farmers National increased the allowance for credit losses by $4,494 as of the February 14, 2020 acquisition date. See Note 2, "Mergers and acquisitions" for additional details related to PCD loans acquired during the year ended December 31, 2020.
The following provides the changes in the allowance for credit losses by class of financing receivable for the years ended December 31, 2020, 2019, and 2018:

	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Year Ended December 31, 2020
Beginning balance - December 31, 2019	$4,805	$10,194	$3,112	$752	$544	$4,109	$4,621	$3,002	$31,139
Impact of adopting ASC 326 on non-purchased credit deteriorated loans	5,300	1,533	7,920	3,461	340	1,879	6,822	3,633	30,888
Impact of adopting ASC 326 on purchased credit deteriorated loans	82	150	421	(3)	—	162	184	(438)	558
Provision for credit losses	13,830	40,807	6,408	5,649	5,506	(1,739)	17,789	6,356	94,606
Recoveries of loans previously charged-off	1,712	205	122	125	—	83	—	756	3,003
Loans charged off	(11,735)	(18)	(403)	(22)	—	(304)	(711)	(2,112)	(15,305)
Initial allowance on loans purchased with deteriorated credit quality	754	5,606	1,640	572	784	659	15,442	43	25,500
Ending balance - December 31, 2020	$14,748	$58,477	$19,220	$10,534	$7,174	$4,849	$44,147	$11,240	$170,389

	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Year Ended December 31, 2019
Beginning balance - December 31, 2018	$5,348	$9,729	$3,428	$811	$566	$3,132	$4,149	$1,769	$28,932
Provision for loan losses	2,251	454	(175)	112	(22)	869	484	3,080	7,053
Recoveries of loans previously charged-off	136	11	79	138	—	108	—	634	1,106
Loans charged off	(2,930)	—	(220)	(309)	—	—	(12)	(2,481)	(5,952)
Ending balance - December 31, 2019	$4,805	$10,194	$3,112	$752	$544	$4,109	$4,621	$3,002	$31,139

	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and Other	Total
Year Ended December 31, 2018
Beginning balance - December 31, 2017	$4,461	$7,135	$3,197	$944	$434	$3,558	$2,817	$1,495	$24,041
Provision for loan losses	1,395	1,459	547	(275)	132	(478)	1,281	1,337	5,398
Recoveries of loans previously charged-off	390	1,164	171	178	—	143	51	550	2,647
Loans charged off	(898)	(29)	(138)	(36)	—	(91)	—	(1,613)	(2,805)
Adjustments for transfers to loans HFS	—	—	(349)	—	—	—	—	—	(349)
Ending balance - December 31, 2018	$5,348	$9,729	$3,428	$811	$566	$3,132	$4,149	$1,769	$28,932
The following tables provides the amount of the allowance for credit losses by class of financing receivable disaggregated by measurement methodology as of December 31, 2020, 2019 and 2018:

	December 31, 2020
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Amount of allowance allocated to:
Individually evaluated for credit loss	$373	$95	$—	$9	$—	$30	$1,531	$1	$2,039
Collectively evaluated for credit loss	13,493	54,065	17,206	10,031	6,326	4,062	33,706	10,516	149,405
Purchased credit deteriorated	882	4,317	2,014	494	848	757	8,910	723	18,945
Ending balance - December 31, 2020	$14,748	$58,477	$19,220	$10,534	$7,174	$4,849	$44,147	$11,240	$170,389

	December 31, 2019
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Amount of allowance allocated to:
Individually evaluated for impairment	$241	$—	$8	$9	$—	$238	$399	$—	$895
Collectively evaluated for impairment	4,457	10,192	2,940	743	544	3,853	3,909	1,933	28,571
Acquired with deteriorated credit quality	107	2	164	—	—	18	313	1,069	1,673
Ending balance - December 31, 2019	$4,805	$10,194	$3,112	$752	$544	$4,109	$4,621	$3,002	$31,139

	December 31, 2018
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Amount of allowance allocated to:
Individually evaluated for impairment	$3	$—	$7	$—	$—	$53	$205	$—	$268
Collectively evaluated for impairment	5,247	9,677	3,205	811	566	3,066	3,628	1,583	27,783
Acquired with deteriorated credit quality	98	52	216	—	—	13	316	186	881
Ending balance - December 31, 2018	$5,348	$9,729	$3,428	$811	$566	$3,132	$4,149	$1,769	$28,932
The following table provides the amount of loans by class of financing receivable disaggregated by measurement methodology as of December 31, 2020, 2019, and 2018:

	December 31, 2020
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Loans, net of unearned income
Individually evaluated for credit loss	$15,578	$4,851	$848	$412	$—	$7,846	$8,631	$39	$38,205
Collectively evaluated for credit loss	1,270,058	1,140,634	987,142	387,250	156,447	813,151	1,272,203	302,983	6,329,868
Purchased credit deteriorated	60,486	76,735	101,280	20,549	19,229	103,844	318,145	14,618	714,886
Ending balance - December 31, 2020	$1,346,122	$1,222,220	$1,089,270	$408,211	$175,676	$924,841	$1,598,979	$317,640	$7,082,959

	December 31, 2019
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Loans, net of unearned income
Individually evaluated for impairment	$9,026	$2,061	$1,347	$579	$—	$2,993	$7,755	$49	$23,810
Collectively evaluated for impairment	1,023,326	546,156	689,769	220,878	69,429	621,386	902,792	254,944	4,328,680
Acquired with deteriorated credit quality	1,684	2,884	19,338	73	—	5,891	10,197	17,085	57,152
Ending balance - December 31, 2019	$1,034,036	$551,101	$710,454	$221,530	$69,429	$630,270	$920,744	$272,078	$4,409,642

	December 31, 2018
	Commercial and industrial	Construction	1-to-4 family residential mortgage	Residential line of credit	Multi-family residential mortgage	Commercial real estate owner occupied	Commercial real estate non-owner occupied	Consumer and other	Total
Loans, net of unearned income
Individually evaluated for impairment	$1,847	$1,221	$987	$245	$—	$2,608	$6,735	$73	$13,716
Collectively evaluated for impairment	863,788	549,075	535,451	190,235	75,457	484,900	677,247	208,643	3,584,796
Acquired with deteriorated credit quality	1,448	5,755	19,377	—	—	6,016	16,266	20,137	68,999
Ending balance - December 31, 2018	$867,083	$556,051	$555,815	$190,480	$75,457	$493,524	$700,248	$228,853	$3,667,511

Credit Quality
The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans that share similar risk characteristics collectively. Loans that do not share similar risk characteristics are evaluated individually.
The Company uses the following definitions for risk ratings:
    Pass.        Loans rated Pass include those that are adequately performing and collateralized and which management believes do not have conditions that have occurred or may occur that would result in the loan being downgraded into an inferior category.
    Watch.        Loans rated as Watch include those that management believes have conditions that have occurred, or may occur, which could result in the loan being downgraded to an inferior category. Also included in watch are loans rated as special mention, which have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.
    Substandard.    Loans rated as Substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so rated have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.
Doubtful.    Loans classified as Doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.
Risk ratings are updated on an ongoing basis and are subject to change by continuous loan monitoring processes.
The following table presents the credit quality of our loan portfolio by year of origination as of December 31, 2020. Revolving loans are presented separately. Management considers the guidance in ASC 310-20 when determining whether a modification, extension, or renewal constitutes a current period origination. Generally, current period renewals of credit are reunderwritten at the point of renewal and considered current period originations for the purposes of the table below.

As of December 31,
	Term Loans
	Amortized Cost Basis by Origination Year
	2020	2019	2018	2017	2016	Prior	Revolving Loans Amortized Cost Basis	Total
Commercial and industrial
Pass	$335,519	$183,905	$64,897	$56,598	$30,641	$40,964	$525,885	$1,238,409
Watch	3,786	2,555	6,213	3,764	7,847	4,301	39,901	68,367
Substandard	2,467	2,688	11,227	4,403	6,582	1,277	10,502	39,146
Doubtful	34	—	—	22	—	—	144	200
Total	341,806	189,148	82,337	64,787	45,070	46,542	576,432	1,346,122

Construction
Pass	460,232	387,759	78,319	40,777	40,386	59,344	112,004	1,178,821
Watch	1,952	4,169	10,368	13,386	1,250	3,559	—	34,684
Substandard	573	1,755	3,178	129	—	3,068	—	8,703
Doubtful	—	—	—	12	—	—	—	12
Total	462,757	393,683	91,865	54,304	41,636	65,971	112,004	1,222,220

Residential real estate:
1-to-4 family mortgage
Pass	282,747	176,374	159,036	147,816	107,911	152,027	—	1,025,911
Watch	1,783	2,166	6,672	10,668	4,004	13,889	—	39,182
Substandard	448	1,422	3,787	5,473	3,418	9,043	—	23,591
Doubtful	—	6	19	—	204	357	—	586
Total	284,978	179,968	169,514	163,957	115,537	175,316	—	1,089,270

Residential line of credit
Pass	—	—	—	—	—	—	396,348	396,348
Watch	—	—	—	—	—	—	6,511	6,511
Substandard	—	—	—	—	—	—	4,756	4,756
Doubtful	—	—	—	—	—	—	596	596
Total	—	—	—	—	—	—	408,211	408,211

Multi-family mortgage
Pass	29,006	13,446	11,843	46,561	28,330	35,339	11,094	175,619
Watch	—	—	—	—	—	—	—	—
Substandard	—	—	—	—	—	57.00	—	57
Doubtful	—	—	—	—	—	—	—	—
Total	29,006	13,446	11,843	46,561	28,330	35,396	11,094	175,676

	2020	2019	2018	2017	2016	Prior	Revolving Loans Amortized Cost Basis	Total
Commercial real estate:
Owner occupied
Pass	133,046	174,965	95,182	89,214	76,539	208,013	51,264	828,223
Watch	8,825	5,891	6,646	21,618	6,101	18,561	2,417	70,059
Substandard	44	1,785	2,423	6,074	274	11,226	4,733	26,559
Doubtful	—	—	—	—	—	—	—	—
Total	141,915	182,641	104,251	116,906	82,914	237,800	58,414	924,841

Non-owner occupied
Pass	166,962	222,238	324,848	193,496	264,820	237,933	37,787	1,448,084
Watch	—	8,704	24,464	27,653	25,550	42,696	1,033	130,100
Substandard	—	2,210	1,502	—	—	17,083	—	20,795
Doubtful	—	—	—	—	—	—	—	—
Total	166,962	233,152	350,814	221,149	290,370	297,712	38,820	1,598,979

Consumer and other loans
Pass	89,625	52,725	39,420	26,172	40,980	31,063	14,816	294,801
Watch	281	911	1,893	1,497	3,049	7,974	12	15,617
Substandard	96	131	867	881	779	2,044	668	5,466
Doubtful	55	434	567	280	156	264	—	1,756
Total	90,057	54,201	42,747	28,830	44,964	41,345	15,496	317,640

Total
Pass	1,497,137	1,211,412	773,545	600,634	589,607	764,683	1,149,198	6,586,216
Watch	16,627	24,396	56,256	78,586	47,801	90,980	49,874	364,520
Substandard	3,628	9,991	22,984	16,960	11,053	43,798	20,659	129,073
Doubtful	89	440	586	314	360	621	740	3,150
Total	$1,517,481	$1,246,239	$853,371	$696,494	$648,821	$900,082	$1,220,471	$7,082,959

The following disclosures are presented in accordance with GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior periods presented.
The following table shows credit quality indicators by class of financing receivable at December 31, 2019.

December 31, 2019	Pass	Watch	Substandard	Total
Loans, excluding purchased credit impaired loans
Commercial and industrial	$946,247	$66,910	$19,195	$1,032,352
Construction	541,201	4,790	2,226	548,217
Residential real estate:
1-to-4 family mortgage	666,177	11,380	13,559	691,116
Residential line of credit	218,086	1,343	2,028	221,457
Multi-family mortgage	69,366	63	—	69,429
Commercial real estate:
Owner occupied	576,737	30,379	17,263	624,379
Non-owner occupied	876,670	24,342	9,535	910,547
Consumer and other	248,632	3,304	3,057	254,993
Total loans, excluding purchased credit impaired loans	$4,143,116	$142,511	$66,863	$4,352,490
Purchased credit impaired loans
Commercial and industrial	$—	$1,224	$460	$1,684
Construction	—	2,681	203	2,884
Residential real estate:
1-to-4 family mortgage	—	15,091	4,247	19,338
Residential line of credit	—	—	73	73
Multi-family mortgage	—	—	—	—
Commercial real estate:
Owner occupied	—	4,535	1,356	5,891
Non-owner occupied	—	6,617	3,580	10,197
Consumer and other	—	13,521	3,564	17,085
Total purchased credit impaired loans	—	43,669	13,483	57,152
Total loans	$4,143,116	$186,180	$80,346	$4,409,642
Nonaccrual and Past Due Loans
Nonperforming loans include loans that are no longer accruing interest (nonaccrual loans) and loans past due ninety or more days and still accruing interest.
The following tables provide information on nonaccrual and past due loans as of December 31, 2020 and December 31, 2019. For December 31, 2019, purchased credit impaired ("PCI") loans are not included in the nonperforming disclosures as these loans are considered to be performing, even though they may be contractually past due. This is because any non-payment of contractual principal or interest was considered in the periodic re-estimation of expected cash flows and was included in the 2019 loan loss provision or future period yield adjustments. Under PCD accounting, management considers changes in the credit quality of the borrower as part of its regular estimation of expected credit losses and does not make the same future yield adjustments as under the PCI accounting. Consequently, PCD loans that are contractually past due or on nonaccrual status, including those formerly accounted for as PCI loans, are included in the December 31, 2020 nonperforming disclosures.
The following table represents an analysis of the aging by class of financing receivable as of December 31, 2020:

December 31, 2020	30-89 days past due	90 days or more and accruing interest	Non-accrual loans	Loans current on payments and accruing interest	Total
Commercial and industrial	$3,297	$330	$16,005	$1,326,490	$1,346,122
Construction	7,607	573	4,053	1,209,987	1,222,220
Residential real estate:
1-to-4 family mortgage	7,058	10,470	5,923	1,065,819	1,089,270
Residential line of credit	3,551	239	1,757	402,664	408,211
Multi-family mortgage	—	57	—	175,619	175,676
Commercial real estate:
Owner occupied	98	—	7,948	916,795	924,841
Non-owner occupied	915	—	12,471	1,585,593	1,598,979
Consumer and other	4,469	2,027	2,603	308,541	317,640
Total	$26,995	$13,696	$50,760	$6,991,508	$7,082,959

The following tables provide the amortized cost basis of loans on non-accrual status, as well as any related allowance and interest income, by class of financing receivable as of or for the year ended December 31, 2020:

	u		End of period amortized cost
		Beginning of period non-accrual amortized cost	Non-accrual with no related allowance	Non-accrual with related allowance	Related allowance	Year to date Interest Income

Commercial and industrial		$5,586	$13,960	$2,045	$383	$325
Construction		1,254	3,061	992	131	69
Residential real estate:
1-to-4 family mortgage		4,585	3,048	2,875	84	22
Residential line of credit		489	854	903	31	72
Commercial real estate:
Owner occupied		2,285	7,172	776	63	89
Non-owner occupied		9,460	4,566	7,905	1,711	215
Consumer and other		1,623	—	2,603	147	24
Total		$25,282	$32,661	$18,099	$2,550	$816
The following disclosures are presented in accordance with GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior periods presented.

The following table provides the period-end amounts of loans that are past due, loans not accruing interest and loans current on payments accruing interest by category at December 31, 2019:

December 31, 2019	30-89 days past due	90 days or more and accruing interest	Non-accrual loans	Purchased Credit Impaired loans	Loans current on payments and accruing interest	Total
Commercial and industrial	$1,918	$291	$5,587	$1,684	$1,024,556	$1,034,036
Construction	1,021	42	1,087	2,884	546,067	551,101
Residential real estate:
1-to-4 family mortgage	10,738	3,965	3,332	19,338	673,081	710,454
Residential line of credit	658	412	416	73	219,971	221,530
Multi-family mortgage	63	—	—	—	69,366	69,429
Commercial real estate:
Owner occupied	1,375	—	1,793	5,891	621,211	630,270
Non-owner occupied	327	—	7,880	10,197	902,340	920,744
Consumer and other	2,377	833	967	17,085	250,816	272,078
Total	$18,477	$5,543	$21,062	$57,152	$4,307,408	$4,409,642

Impaired Loans

The following disclosures are presented in accordance with GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior periods presented.
Impaired loans recognized in conformity with ASC 310 at December 31, 2019 segregated by class, were as follows:

December 31, 2019	Recorded investment	Unpaid principal	Related allowance
With a related allowance recorded:
Commercial and industrial	$6,080	$8,350	$241
Residential real estate:
1-to-4 family mortgage	264	324	8
Residential line of credit	320	320	9
Commercial real estate:
Owner occupied	756	1,140	238
Non-owner occupied	6,706	6,747	399
Total	$14,126	$16,881	$895
With no related allowance recorded:
Commercial and industrial	$2,946	$3,074	$—
Construction	2,061	2,499	—
Residential real estate:
1-to-4 family mortgage	1,083	1,449	—
Residential line of credit	259	280	—
Commercial real estate:
Owner occupied	2,237	2,627	—
Non-owner occupied	1,049	1,781	—
Consumer and other	49	49	—
Total	$9,684	$11,759	$—
Total impaired loans	$23,810	$28,640	$895
Average recorded investment and interest income on a cash basis recognized during the years ended December 31, 2019, and 2018 on impaired loans, segregated by class, were as follows:

	December 31,
	2019		2018
	Average recorded investment	Interest income recognized (cash basis)	Average recorded investment	Interest income recognized (cash basis)
With a related allowance recorded:
Commercial and industrial	$3,349	$474	$335	$121
Residential real estate:
1-to-4 family mortgage	205	13	170	9
Commercial real estate:
Owner occupied	658	27	702	43
Non-owner occupied	6,196	109	2,915	2
Consumer and other	—	—	—	—
Total	$10,568	$624	$4,122	$175
With no related allowance recorded:
Commercial and industrial	$2,088	$201	$1,377	$70
Construction	1,641	167	1,255	74
Residential real estate:
1-to-4 family mortgage	963	68	955	74
Residential line of credit	252	1	123	15
Commercial real estate:
Owner occupied	2,143	133	1,862	148
Non-owner occupied	1,049	—	1,313	7
Consumer and other	61	5	49	4
Total	$8,197	$575	$7,423	$418
Total impaired loans	$18,765	$1,199	$11,545	$593
Purchased Credit Impaired Loans
The following disclosures are presented in accordance with GAAP in effect prior to the adoption of CECL. The Company has included these disclosures to address the applicable prior periods presented.
As of December 31, 2019 and 2018, the carrying value of PCI loans accounted for under ASC 310-30 "Loans and Debt Securities Acquired with Deteriorated Credit Quality" was $57,152 and $68,999. The following table presents changes in the value of the accretable yield for PCI loans for the periods indicated.

	Year Ended December 31,
	2019	2018
Balance at the beginning of period	$(16,587)	$(17,682)
Additions through business combinations	(1,167)	—
Principal reductions and other reclassifications from nonaccretable difference	61	(4,047)
Accretion	7,003	9,010
Changes in expected cash flows	(360)	(3,868)
Balance at end of period	$(11,050)	$(16,587)
Included in the ending balance of the accretable yield on PCI loans at December 31, 2019 and 2018, was a purchase accounting liquidity discount of $292 and $2,436, respectively. There was also a purchase accounting nonaccretable credit discount of $3,537 and $4,355 related to the PCI loan portfolio at December 31, 2019 and 2018, and an accretable credit and liquidity discount on non-PCI loans of $8,964 and $3,924 as of December 31, 2019 and $7,527 and $2,197, respectively, as of December 31, 2018.
Interest revenue, through accretion of the difference between the recorded investment of the loans and the expected cash flows, was recognized on all PCI loans. Accretion of interest income amounting to $7,003 and $9,010 was recognized on PCI loans during the years ended December 31, 2019 and 2018, respectively. This included both the contractual interest income recognized and the purchase accounting contribution through accretion of the liquidity discount for changes in estimated cash flows. The total purchase accounting contribution through accretion excluding contractual interest collected for all purchased loans was $8,556 and $7,608 for the years ended December 31, 2019 and 2018, respectively
As of December 31, 2020 and December 31, 2019, the Company has a recorded investment in TDRs of $15,988 and $12,206, respectively. The modifications included extensions of the maturity date and/or a stated rate of interest to one lower than the current market rate to borrowers experiencing financial difficulty. The Company has calculated $310 and $360 of specific reserves for those loans at December 31, 2020 and December 31, 2019, respectively. There were no commitments to lend any additional amounts to these customers for either period end. Of these loans, $8,279 and $5,201 were classified as non-accrual loans as of December 31, 2020 and December 31, 2019, respectively.
The following tables present the financial effect of TDRs recorded during the periods indicated.

Year Ended December 31, 2020	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Charge offs and specific reserves
Commercial and industrial	5	$2,257	$2,257	$—
Commercial real estate:
Owner occupied	7	2,794	2,794	—
Non-owner occupied	2	3,752	3,752	$—
Residential real estate:
1-to-4 family mortgage	3	618	618	—
Residential line of credit	1	95	95	—
Total	18	$9,516	$9,516	$—

Year Ended December 31, 2019	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Charge offs and specific reserves
Commercial and industrial	3	$3,204	$3,204	$—
Construction	2	1,085	1,085	—
Commercial real estate:
Owner occupied	2	1,494	1,495	—
Non-owner occupied	1	1,366	1,366	106
Residential real estate:
1-4 family mortgage	2	175	175	—
Residential line of credit	2	333	333	9
Total	12	$7,657	$7,658	$115

Year Ended December 31, 2018	Number of loans	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Charge offs and specific reserves
Commercial and industrial	2	$887	$887	$—
Commercial real estate:
Owner occupied	1	143	143	—
Residential real estate:
1-4 family mortgage	1	249	249	—
Consumer and other	5	61	61	—
Total	9	$1,340	$1,340	$—
There were no loans modified as troubled debt restructurings for which there was a payment default within twelve months following the modification during the years ended December 31, 2020, 2019, and 2018. A loan is considered to be in payment default once it is 90 days contractually past due under the modified terms.
In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy. The terms of certain other loans were modified during the years ended December 31, 2020, 2019 and 2018 that did not meet the definition of a TDR. The modification of these loans usually involve either a modification of the terms of a loan to borrowers who are not experiencing financial difficulties or an insignificant delay in payments.
Collateral Dependent Loans
For loans for which the repayment (based on the Company's assessment) is expected to be provided substantially through the operation or sale of collateral and the borrower is experiencing financial difficulty, the following table presents the loans and the corresponding individually assessed allowance for credit losses by class of financing receivable.

	December 31, 2020
	Type of Collateral
	Real Estate	Financial Assets and Equipment	Individually assessed allowance for credit loss
Commercial and industrial	$—	$1,728	$117
Construction	3,877	—	—
Residential real estate:
1-to-4 family mortgage	226	—	—
Residential line of credit	1,174	—	9
Multi-family mortgage	—	—	—
Commercial real estate:
Owner occupied	3,391	—	30
Non-owner occupied	8,164	—	1,531
Consumer and other	—	—	—
Total	$16,832	$1,728	$1,687
Deferrals Program included in COVID-19 Relief
On March 22, 2020, an Interagency Statement was issued by banking regulators encouraging financial institutions to work prudently with borrowers who are or may be unable to meet their contractual payment obligations due to the effects of COVID-19. Additionally, Section 4013 of the CARES Act further provides that a qualified loan modification is exempt by law from classification as a TDR as defined by GAAP, from the period beginning March 1, 2020 until the earlier of December 31, 2020 or the date that is 60 days after the date on which the national emergency concerning the COVID-19 outbreak terminates. Section 541 of the Consolidated Appropriations Act (CAA) extends this relief to the earlier of January 1, 2022 or 60 days after the national emergency termination date. The Interagency Statement was subsequently revised in April 2020 to clarify the interaction of the original guidance with Section 4013 of the CARES Act, as well as setting forth the banking regulators’ views on consumer protection considerations. The following table outlines the Company's recorded investment and percentage of loans held for investment by class of financing receivable for Company executed deferrals that remain on deferral at December 31, 2020, in connection with Company COVID-19 relief programs. These deferrals typically ranged from sixty to ninety days per deferral and were not considered TDRs under the interagency regulatory guidance or the CARES Act issued in March 2020. As of December 31, 2020, the Company had a total of $1,399,088 loans previously deferred that were no longer in deferral status.

	December 31, 2020
		% of Loans
Commercial and industrial	$7,118	0.5%
Construction	1,918	0.2%
Residential real estate:
1-to-4 family mortgage	19,201	1.8%
Residential line of credit	204	—%
Multi-family mortgage	3,305	1.9%
Commercial real estate:
Owner occupied	19,815	2.1%
Non-owner occupied	139,590	8.7%
Consumer and other	11,366	3.6%
Total	$202,517	2.9%